ACCOUNTS RECEIVABLE (Tables)	6 Months Ended
Jun. 30, 2025
Receivables, Net, Current [Abstract]
Schedule of Accounts Receivable

Accounts receivable as of June 30, 2025 and December 31, 2024 consisted of the following:

	June 30, 2025	December 31, 2024
Accounts receivable	$13,715,978	$12,296,691
Less: allowance for doubtful accounts	(264,472)	(259,555)
Accounts receivable, net	$13,451,506	$12,037,136

Schedule of Changes of Allowance for Doubtful Accounts

Changes of allowance for doubtful accounts for the fiscal periods ended June 30, 2025 and December 31, 2024 were as follow:

	June 30, 2025	December 31, 2024
Beginning balance	$(259,555)	$(39,280)
Provision adjustment for accounts receivable	-	(224,534)
Exchange difference	(4,917)	4,259
Ending balance	$(264,472)	$(259,555)